DEBT (Tables)	9 Months Ended
Sep. 30, 2023
Debt Disclosure [Abstract]
Schedule of Short-term Borrowings, Bank Overdrafts and Long-term Debt
Short-term borrowings, bank overdrafts and long-term debt consisted of the following:

	September 30, 2023	December 31, 2022

	(U.S. Dollars in thousands)
Revolving Credit Facility	$93,252	$183,909
Term Loan A and Term Loan B	814,200	823,875
Vessel financing loans	78,449	89,479
Other long-term financing arrangements	39,322	41,483
Other revolving credit facilities, at a weighted average interest rate of 6.6% as of September 30, 2023 (4.8% as of December 31, 2022)	77,727	73,999
Bank overdrafts	13,772	8,623
Finance lease obligations, at a weighted average interest rate of 4.2% as of September 30, 2023 (3.7% as of December 31, 2022)	27,913	29,885
Total debt, gross	1,144,635	1,251,253
Unamortized debt discounts and debt issuance costs	(15,233)	(17,874)
Total debt, net	1,129,402	1,233,379
Current maturities, net of unamortized debt discounts and debt issuance costs	(255,953)	(97,435)
Bank overdrafts	(13,772)	(8,623)
Long-term debt, net	$859,677	$1,127,321